Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Customers accounting percentage	10.00%	10.00%	10.00%
Total Customer [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer	4
Customers accounting percentage	10.00%	10.00%
Total Customer [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer	3